Interest-Bearing Loans and Borrowings - Summary of Series of Bonds (Detail) - USD ($)		12 Months Ended
	Jan. 24, 2011	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Maturity date	15 February 2021
3M BBSW+97bps Bonds issued on 6 September 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		6 September 2017
Aggregate principal amount		$ 300,000,000
Currency		Australian dollar
Maturity date		6 September 2022
Interest rate, basis		3M BBSW+97bps
2.600% Bonds issued on15 May 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		15 May 2017
Aggregate principal amount		$ 1,300,000,000
Currency		Canadian dollar
Interest rate		2.60%
Maturity date		15 May 2024
4.320% Bonds issued on15 May 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		15 May 2017
Aggregate principal amount		$ 700,000,000
Currency		Canadian dollar
Interest rate		4.32%
Maturity date		15 May 2047
1.750% Bonds issued on 24 May 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		24 May 2017
Aggregate principal amount		$ 650,000,000
Currency		Pound sterling
Interest rate		1.75%
Maturity date		7 March 2025
2.250% Bonds issued on 24 May 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		24 May 2017
Aggregate principal amount		$ 700,000,000
Currency		Pound sterling
Interest rate		2.25%
Maturity date		24 May 2029
2.850% Bonds issued on 24 May 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		24 May 2017
Aggregate principal amount		$ 900,000,000
Currency		Pound sterling
Interest rate		2.85%
Maturity date		25 May 2037
3.250% Bonds issued on 6 September 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		6 September 2017
Aggregate principal amount		$ 550,000,000
Currency		Australian dollar
Interest rate		3.25%
Maturity date		6 September 2022
3.750% Bonds issued on 6 September 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		6 September 2017
Aggregate principal amount		$ 650,000,000
Currency		Australian dollar
Interest rate		3.75%
Maturity date		6 September 2024
4.100% Bonds issued on 6 September 2017 [member]
Disclosure of detailed information about borrowings [line items]
Issue date		6 September 2017
Aggregate principal amount		$ 450,000,000
Currency		Australian dollar
Interest rate		4.10%
Maturity date		6 September 2027